Note 13 - Financial assets at fair value through other comprehensive income debt securities by rating (Details) - EUR (€)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
AAA [Member]
Available for sale financial assets debt securities by rating [Line Items]
Subtotal Debt securities, available-for-sale	€ 3,669,000,000	€ 531,000,000	€ 687,000,000
Percentage available for sale financial assets debt securities	6.24713%	0.98939%	1.00%
AA + [Member]
Available for sale financial assets debt securities by rating [Line Items]
Subtotal Debt securities, available-for-sale	€ 7,279,000,000	€ 13,100,000,000	€ 10,738,000,000
Percentage available for sale financial assets debt securities	12.3938%	24.39018%	16.20%
AA [Member]
Available for sale financial assets debt securities by rating [Line Items]
Subtotal Debt securities, available-for-sale	€ 317,000,000	€ 222,000,000	€ 507,000,000
Percentage available for sale financial assets debt securities	0.53975%	0.4129%	0.80%
AA - [Member]
Available for sale financial assets debt securities by rating [Line Items]
Subtotal Debt securities, available-for-sale	€ 265,000,000	€ 409,000,000	€ 291,000,000
Percentage available for sale financial assets debt securities	0.45121%	0.76178%	0.40%
A+ [Member]
Available for sale financial assets debt securities by rating [Line Items]
Subtotal Debt securities, available-for-sale	€ 3,367,000,000	€ 632,000,000	€ 664,000,000
Percentage available for sale financial assets debt securities	5.73292%	1.1768%	1.00%
A [Member]
Available for sale financial assets debt securities by rating [Line Items]
Subtotal Debt securities, available-for-sale	€ 12,895,000,000	€ 687,000,000	€ 683,000,000
Percentage available for sale financial assets debt securities	21.95604%	1.27824%	1.00%
A - [Member]
Available for sale financial assets debt securities by rating [Line Items]
Subtotal Debt securities, available-for-sale	€ 10,947,000,000	€ 18,426,000,000	€ 1,330,000,000
Percentage available for sale financial assets debt securities	18.63922%	34.30729%	2.00%
BBB + [Member]
Available for sale financial assets debt securities by rating [Line Items]
Subtotal Debt securities, available-for-sale	€ 9,946,000,000	€ 9,195,000,000	€ 35,175,000,000
Percentage available for sale financial assets debt securities	16.93484%	17.12006%	53.10%
BBB [Member]
Available for sale financial assets debt securities by rating [Line Items]
Subtotal Debt securities, available-for-sale	€ 2,966,000,000	€ 4,607,000,000	€ 7,958,000,000
Percentage available for sale financial assets debt securities	5.05014%	8.57849%	12.00%
BBB - [Member]
Available for sale financial assets debt securities by rating [Line Items]
Subtotal Debt securities, available-for-sale	€ 1,927,000,000	€ 1,003,000,000	€ 5,583,000,000
Percentage available for sale financial assets debt securities	3.28106%	1.86712%	8.40%
Bb [Member]
Available for sale financial assets debt securities by rating [Line Items]
Subtotal Debt securities, available-for-sale	€ 4,712,000,000	€ 4,453,000,000	€ 1,564,000,000
Percentage available for sale financial assets debt securities	8.02302%	8.29005%	2.40%
Without Rating [Member]
Available for sale financial assets debt securities by rating [Line Items]
Subtotal Debt securities, available-for-sale	€ 441,000,000	€ 445,000,000	€ 1,071,000,000
Percentage available for sale financial assets debt securities	0.75088%	0.82769%	1.60%
Total Exposures [Member]
Available for sale financial assets debt securities by rating [Line Items]
Subtotal Debt securities, available-for-sale	€ 58,731,000,000	€ 53,709,307,000	€ 66,251,000,000
Percentage available for sale financial assets debt securities	100.00%	100.00%	100.00%